Lease (Tables)	12 Months Ended
Dec. 31, 2017
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Summary Of Details Of Finance Lease Assets

Details of finance lease assets as of December 31, 2016 and 2017, are as follows:

(in millions of Korean won)	2016		2017
Acquisition costs	￦	298,631	￦	325,975
Less: Accumulated depreciation		(105,013)		(126,091)

Net balance	￦	193,618	￦	199,884

Summary Of Details Of Future Minimum Lease Payments Under Finance Lease Contracts

Details of future minimum lease payments As of December 31, 2016 and 2017, under finance lease contracts are summarized below:

(in millions of Korean won)	2016		2017
Total amount of minimum lease payments
Within one year	￦	79,644	￦	88,441
From one year to five years		131,813		132,113
More than five years		—		81

		211,457		220,635

Unrealized interest expense		30,743		43,758

Net amount of minimum lease payments
Within one year		64,008		68,651
From one year to five years		116,706		108,146
More than five years		—		80

Total	￦	180,714	￦	176,877

Summary Of Details Of future Minimum Lease Payments Under Operating Lease Contracts

Details of future minimum lease payments As of December 31, 2016 and 2017, under operating lease contracts are summarized below:

(in millions of Korean won)	2016		2017
Within one year	￦	102,015	￦	109,258
From one year to five years		270,462		266,434
Thereafter		16,549		1,635

Total	￦	389,026	￦	377,327